EQUITY METHOD INVESTMENTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)
EQUITY METHOD INVESTMENTS
Equity method investments	$ 0		$ 6,166
Impairment from equity method investments	$ 5,888	$ 759